BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 148.5	$ 118.0
Financial liabilities	502.2	507.8
3 Other current liabilities
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Financial liabilities	555.0	567.5
Other tax liabilities
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Financial liabilities	42.5	28.5
Derivative financial instruments
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Financial liabilities	10.3	31.2
Prepaid expenses and other receivables
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Financial assets	219.2	162.3
Other tax receivables
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Financial assets	47.1	24.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.7	13.2
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2.9	$ 6.8